Shareholders' Deficit	12 Months Ended
Jun. 30, 2016
Shareholders' Deficiency
Stockholders' Equity

NOTE 10 – Shareholders’ Deficit

Common Stock:

On July 7, 2013, the Company amended its Article of Incorporation to raise its authorized shares of Common stock from 400,000,000 to 5,000,000,000 shares.

On August 1, 2014, the Company amended its Articles of Incorporation to reduce the number of authorized shares to 400,000,000.

On February 2, 2015, the Company amended its Articles of Incorporation to increase the number of authorized shares to 600,000,000.

During the year ended June 30, 2015, the Company issued the following shares of common stock:

As a part of the Plan of Reorganization executed by the Bankruptcy Court in Dallas County, Texas in July 2014, the Company issued 3,683,410 shares of common stock as settlements of certain liabilities of the Company.

In 2014, the Company acquired the issued and outstanding shares of Chill Texas, Inc. ("CTI"), for consideration of 5,000,000 shares of its common stock valued at $57,000, based on the stock price at the date of acquisition. The main reason for the acquisition was to facilitate the company in its research and development of hemp-infused drinks. Prior to the acquisition, CTI had no assets other than a nominal amount of inventory of samples of a hemp-infused drink, no liabilities, no employees and minimal, if any, operations. As a result, we considered the value of the transaction to be stock based expenses which amount was charged directly to earnings in the accompanying statement of operations.

In March 2015, the Company issued 4,500,000 shares of common stock to acquire the assets of Smarterita LLC, valued at $1,063,500 (See Note 11).

The Company entered into a five-year employment agreement with Thomas Shuman to provide services as President and Chief Executive Officer of the Company. As a part of that agreement, the Company issued Mr. Shuman 21,000,000 shares of common stock and warrants to purchase 20,000,000 shares of common stock. The shares of common stock were valued at $214,200 and the warrants were valued at $265,925. The value has been recorded as a prepaid expense and is being amortized over the life of the employment agreement.

In 2015, the Company issued 18,275,000 shares of common stock to various individuals who performed services for the Company during the year. The services were recorded at the fair value of the shares of common stock at the measurement date that the shares were issued which aggregated $1,922,846.

Warrants of 18,500,000, issued to a note holder as a part of a convertible debt agreement, were exercised during 2015 on a cashless basis.

Various individuals purchased 11,223,330 shares of common stock during the year for gross proceeds of $244,316.

During the year ended June 30, 2015, note holders converted $115,741 of principal into 115,740,710 shares of common stock in accordance with the conversion terms of the notes.

During the year ended June 30, 2016, the Company issued 2,000,000 shares of common stock to acquire the assets of Dollar Shots Club valued at $166,000 at the time of the transaction.

During the year ended June 30, 2016, the Company issued 5,107,143 shares of common stock in lieu of cash for services rendered to the Company valued at $254,066 based on the price of the Company’s common stock when it was issued for the services rendered.

During the year ended June 30, 2016, under the settlement terms with the Company’s former CEO and another employee of the Company, 11,000,000 shares of common stock were returned to the Company, valued at $($159,940) or the price of the Company’s common stock when the shares were returned.

During the year ended June 30, 2016, note holders converted $175,720 of principal and interest, respectively, into 103,055,455 shares of common stock in accordance with the conversion terms of the notes.

Series A and B Preferred Stock:

On July 7, 2013, the Company amended its Articles of Incorporation to create Preferred A and Preferred B stock. The Company authorized 10,000,000 shares of Preferred A and 2,000,000 shares of Preferred B stock.

On August 1, 2014, the Company amended its Articles of Incorporation to reduce the Preferred A authorized shares from 10,000,000 to 1,000,000 shares. The same Amendment increased the Preferred B shares authorized from 2,000,000 to 9,000,000 shares authorized.

As of June 30, 2016 and 2015, the Company has outstanding 1,000,000 shares of Preferred A shares, which were previously issued to the Company’s chairman in connection with his employment agreement. The fair value of the shares was recorded as a prepaid expense and is being amortized over the life of the agreement.

Series C Preferred Stock

The Company amended its Articles of Incorporation as of November 13, 2015 to create a Series C Preferred shares, which are 12% interest bearing, cumulative, exchangeable, non-voting, convertible preferred stock of the Company. Each Series C Preferred share can be converted to 50 shares of common stock.

On November 16, 2015, the holder of a convertible note aggregating $1,107,607 of principal and accrued interest, agreed to a dollar for dollar exchange for same number of Preferred C shares.

Series D Preferred Stock

The Company amended its Articles of Incorporation as of March 21, 2016 to create a Series D Preferred shares, which are non-voting, none-interest bearing convertible preferred stock of the Company. Each Series C preferred share can be converted to 100 shares of common stock. As of June 30, 2016, there are no Series D preferred shares outstanding.

Warrants

On January 4, 2016 and in connection with the employment terms of three (3) executive officers, the Company issued warrants in aggregate to purchase 20,000,000 shares of the Company’s common stock at an exercise price per share of $.001. The warrant may be exercised, in whole or in part, beginning on the date of issuance and becomes fully vested in six months. The warrants are for a period of 5 years, and contains customary anti-dilution provisions. These warrants were exercised in July 2016.

On February 28, 2016 and in connection with the commitment terms of two (2) Board of Directors, the Company issued warrants in aggregate to purchase 14,000,000 shares of the Company’s common stock at an exercise price per share of $.001. The warrants may be exercised, in whole or in part, beginning on the date of issuance and becomes fully vested in six months. The warrants are for a period of 5 years, and contains customary anti-dilution provisions. These warrants were exercised in July 2016.

On May 11, 2016, the Company issued a warrant to an individual in recognition of her efforts in expanding our distribution in both the Northeast section of the United States and in China. The warrant is for 5,000,000 shares of the Company’s common stock and is for a period of 5 years.